Shareholders' Equity (Schedule of rsus granted) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) shares
Number of Units
Granted	1,466,357
Vested and expected to vest	5,127,051
Aggregate intrinsic value
Vested and expected to vest | $	$ 246
RSU [Member]
Number of Units
Unvested at beginning of year	2,108,339
Granted	1,328,447
Vested	(537,323)
Forfeited	(277,268)
Unvested at end of the year	2,622,195
Aggregate intrinsic value
Unvested at beginning of year | $	$ 4,027
Unvested at end of the year | $	$ 5,664